Borrowings - Summary of main terms of the borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Of which current portion	€ 325,067	€ 158,540
Non-current portion	€ 9,688	€ 25,222
Sergio Rossi S.p.A | Variable | September 2026
Borrowings
Interest rate basis	Euribor 3m+1.90
Expiry date	September 2026
Of which current portion	€ 2,525
Sergio Rossi S.p.A | Variable | March 2025
Borrowings
Interest rate basis		Euribor 3m+4.50
Expiry date		March 2025
Of which current portion		€ 8
Sergio Rossi S.p.A | Variable | September 2025
Borrowings
Interest rate basis		ECB 3m+6.00
Expiry date		September 2025
Of which current portion		€ 695
Sergio Rossi S.p.A | Variable | June 2026
Borrowings
Interest rate basis		Euribor 3m+1.90
Expiry date		June 2026
Of which current portion		€ 2,500
Non-current portion		€ 1,875
Fosun Fashion Group (Cayman) Limited | Fixed | April 2026
Borrowings
Interest rate	7.56%
Expiry date	April 2026
Of which current portion	€ 2,305
Fosun Fashion Group (Cayman) Limited | Fixed | December 2026
Borrowings
Interest rate	10.00%
Expiry date	December 2026
Of which current portion	€ 313,750
Fosun Fashion Group (Cayman) Limited | Fixed | April 2025
Borrowings
Interest rate		8.06%
Expiry date		April 2025
Of which current portion		€ 2,579
Fosun Fashion Group (Cayman) Limited | Fixed | December 2025
Borrowings
Interest rate		10.00%
Expiry date		December 2025
Of which current portion		€ 134,649
St. John Knits, Inc. | Variable | April 2026
Borrowings
Interest rate basis	SOFR+6.75
Expiry date	April 2026
Of which current portion	€ 4,013
St. John Knits, Inc. | Variable | April 2025
Borrowings
Interest rate basis		SOFR+7.5
Expiry date		April 2025
Of which current portion		€ 9,404
Wolford AG | Fixed | June 2025
Borrowings
Interest rate		12.00%
Expiry date		June 2025
Of which current portion		€ 1,985
Wolford AG | Variable | June 2029
Borrowings
Interest rate basis	Euribor 3m+4.00	Euribor 3m+4.00
Expiry date	June 2029	June 2029
Of which current portion	€ 139	€ 139
Non-current portion	€ 348	€ 487
Fosun Fashion Brand Management Co.,Limited | Fixed | December 2026
Borrowings
Interest rate	7.50%
Expiry date	December 2026
Of which current portion	€ 1,715
Fosun Fashion Brand Management Co.,Limited | Fixed | December 2025
Borrowings
Interest rate		7.50%
Expiry date		December 2025
Of which current portion		€ 1,349
Arpge SAS | Fixed | March 2026
Borrowings
Interest rate		9.10%
Expiry date		March 2026
Of which current portion		€ 4,071
Non-current portion		€ 12,639
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. | Fixed | December 2027
Borrowings
Interest rate	10.00%	10.00%
Expiry date	December 2027	December 2027
Non-current portion	€ 9,340	€ 10,221
Other borrowings | Variable | Up to February 2026
Borrowings
Interest rate basis	3.85%-4.38
Expiry date	Up to February 2026
Of which current portion	€ 620
Other borrowings | Variable | Up to March 2025
Borrowings
Interest rate basis		4.04%-4.53
Expiry date		Up to March 2025
Of which current portion		€ 1,161